Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2011 Business Process Outsourcing [Member]	Dec. 31, 2010 Kroll Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, settlement of tax audits		$ 50
Capitalized Computer Software, Impairments			17
Provision/ (credit) for income taxes				36
deferred tax benefit	$ 265